Related party transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related party transactions
Schedule of Relationship Between Related Parties with their Groups

The table below sets forth the related parties and their relationships with the Group:

Related Party	Relationship with the Group
Chuan Wang	Chairman and director of the Company (note i)
Shenglong Zou	Co-founder, director and shareholder of the Company
Weimin Luo	Director and Chief Operating Officer of the Company
Shenzhen Crystal Technology Co., Ltd. ("Shenzhen Crystal”)	Company owned by a co-founder and director of the Company
Vantage Point Global Limited	Shareholder of the Company
Aiden & Jasmine Limited	Shareholder of the Company
Millet Technology Co., Ltd. (“Xiaomi Technology”)	Note ii
Millet Communication Technology Co., Ltd. (“Millet Communication Technology”)	Note ii
Beijing Xiaomi Mobile Software Co., Ltd. (“Beijing Xiaomi Mobile Software”)	Note ii
Beijing Millet Payment Technologies Co., Ltd. (“Beijing Millet Payment Technologies”)	Note ii
Guangzhou Millet Information Service Co., Ltd. (“Guangzhou Millet”)	Note ii
Shenzhen Xiaomi Technology Co., Ltd. (“Shenzhen Xiaomi”)	Note ii
Beijing Itui	Company owned by the principal shareholder of the Company (note iii)
Beijing Itui Online Network Technology Co., Ltd. (“Itui Online”)	Company owned by the principal shareholder of the Company (note iii)

26.          Related party transactions (Continued)

Note:

(i)	Chuan Wang has resigned from the board on April 2, 2020.
(ii)	Prior to April 2, 2020, these companies were related companies to the Company as they were affiliated companies of a shareholder of the Company, Xiaomi Ventures Limited (“Xiaomi Ventures”).

On April 2, 2020, Xiaomi Ventures ceased to be the shareholder of the Company as Xiaomi Ventures together with certain shareholders of the Company exchanged their common shares of the Company for the shares of Itui International Inc. (“Itui”). In addition, Xiaomi Ventures entitled to certain veto rights in determining Itui’s voting on the Company. As a result, Xiaomi Ventures and the companies controlled by Xiaomi Ventures continued to be related parties of the Company.

(iii)	These companies become related parties of Xunlei since April 2, 2020.

Schedule of Significant Related Party Transactions

During the years ended December 31, 2018, 2019 and 2020, significant related party transactions were as follows:

	Years ended December 31,
(In thousands)	2018	2019	2020
Game sharing costs paid and payable to an investee company	9	—	—
Bandwidth revenue from Beijing Xiaomi Mobile Software (note a)	4,254	1,815	—
Bandwidth revenue from Xiaomi Technology (note a)	—	875	2,211
Forum service fees paid and payable to Xiaomi Technology (note b)	38	13	—
Advertisement revenue from Guangzhou Millet (note c)	—	19	—
Technology service revenue from Guangzhou Millet (note d)	3,932	2,460	2,466
Advertisement revenue from Shenzhen Xunyi (note e)	493	—	—
Bandwidth revenue from Shenzhen Xunyi (note e)	160	—	—
Accrued to Vantage Point Global Limited (note f)	146	46	243
Accrued to Aiden & Jasmine Limited (note f)	54	17	91
Advertisement revenues from Beijing Itui (note g)	—	—	7,269
Bandwidth revenues from Itui Online (note h)	—	—	1,119
Bandwidth cost from an investee company	—	—	594
Advertisement revenue from Shenzhen Xiaomi (note i)	—	—	53
Repayment of loans to Weimin Luo arising from a business combination (note 3)	—	—	662

Notes:

(a)	From July 2017 to July 2019, Onething entered into a contract with Beijing Xiaomi Mobile Software for the provision of bandwidth to Beijing Xiaomi Mobile Software at a price benchmarking against market price, based on actual usage.

From August 2019 till now, Onething entered into the contract with Xiaomi Technology for the provision of bandwidth to Xiaomi Technology at a price benchmarking against market price, based on actual usage.

(b)	Onething Cloud devices were available for sale on the online platform operated by Xiaomi Technology starting from August 2018 till April 2019, during which Xiaomi Technology was entitled to receive service fees based on a certain percentage of sales on the platform.
(c)	From 2017, an advertising services contract was entered into with Guangzhou Millet at a price benchmarking against market price.
(d)	The Group is entitled to receive a mutually agreed sharing of net advertising revenue covering a period from mid-June 2017 to mid-June 2019, as compensation for technology solution services provided to Guangzhou Millet. The contract was extended for two years from mid-June 2019 to mid-June 2021 based on the same term.
(e)	In 2018, a sales contract was entered into with Shenzhen Xunyi for provision of bandwidth and advertising services at a price benchmarking against market price, based on actual usage.
(f)	In 2014, the Group repurchased 3,860,733 common shares from Aiden & Jasmine Limited (Co founder’s company) for USD10,879,000 and 10,334,679 common shares from Vantage Point Global Limited for USD29,121,000. According to the repurchase contract, the Company was entitled to an amount (the “Withheld Price”) to withhold any taxes with respect to this repurchase as required under the applicable laws. If the Seller has not been specifically required by the applicable governmental or regulatory authority to pay any taxes as required under the applicable laws in connection with the repurchase, after the fifth anniversary of the Closing Date, the Company will pay to the Seller the Withheld Price with a simple interest thereon at the rate of five percent (5%) per annum from the Closing Date. Therefore, the Withheld Price for Aiden & Jasmine Limited and Vantage Point Global Limited was USD 1,451,000 (including interest of USD 363,000) and USD 3,883,000 (including interest of USD 971,000) respectively. The interest accrued for the year ended December 31, 2020 was USD 91,000 and USD 243,000 for Aiden & Jasmine Limited and Vantage Point Global Limited respectively.

The Group has repaid USD 3,883,000 to Vantage Point Global Limited in January 2021.

(g)	In 2020, an user traffic monetization agreement was entered into with Beijing Itui, according to which Xunlei is entitled to receive a mutually agreed sharing of net advertising revenue covering a period from mid-May 2020 to mid-May 2021.
(h)	The Company entered into a sales contract with Itui Online for provision of bandwidth at a price benchmarking against market price and charged based on actual usage since 2019.
(i)	In 2020, a user traffic monetization agreement was entered into with Shenzhen Xiaomi, according to which Xunlei is entitled to receive a mutually agreed sharing of net advertising revenue

Schedule of Amount Due to from Related Party

(In thousands)	December 31, 2019	December 31, 2020
Amounts due from related parties
Accounts receivable from Guangzhou Millet	1,361	1,456
Accounts receivable from Xiaomi Technology	262	576
Accounts receivable from Itui Online	—	1,153
Accounts receivable from Beijing Itui	—	7,689
Accounts receivable from Shenzhen Xiaomi	—	60
Other receivable from Xiaomi Technology	14	15
Other receivable from Shenzhen Crystal	6	6
Other receivable from Shenglong Zou	9	9
Other receivable from Chuan Wang	6	6

(In thousands)	December 31, 2019	December 31, 2020
Amounts due to related parties
Accounts payable to investee companies	2	55
Other payable to Vantage Point Global Limited	3,640	3,883
Other payable to Aiden & Jasmine Limited	1,360	1,451